STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 8 — STOCKHOLDERS’ EQUITY

Lincoln Park Purchase Agreement

On May 19, 2017, the Company entered into a purchase agreement (the “Lincoln Park Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“Lincoln Park”). Under the terms and subject to the conditions of the Lincoln Park Purchase Agreement, the Company has the right to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $15,000,000 in shares of Common Stock, subject to certain limitations, from time to time over the 30-month period commencing on the date that a registration statement covering the resale of shares of Common Stock issuable under the Lincoln Park Purchase Agreement is declared effective by the Securities and Exchange Commission (the “SEC”) and a final prospectus in connection therewith is filed. Pursuant to the Registration Rights Agreement, the Company agreed to file such registration statement with the SEC within sixty (60) business days of the execution of the Lincoln Park Purchase Agreement.

Pursuant to the Lincoln Park Purchase Agreement, the Company may, at its sole discretion and subject to certain conditions, direct Lincoln Park to purchase up to 125,000 shares of Common Stock on any business day (such purchases, “Regular Purchases”), provided that at least one (1) business day has passed since the most recent Regular Purchase was completed, and in no event shall the amount of a single Regular Purchase exceed $1,000,000. The purchase price of Regular Purchases will be based on the prevailing market prices of the Common Stock, which shall be equal to the lesser of the lowest sale price of the Common Stock during the purchase date and the average of the three (3) lowest closing sale prices of the Common Stock during the ten (10) business days prior to the purchase date. The Company may also direct Lincoln Park to purchase other amounts as accelerated purchases or additional purchases if the closing sale price of the Common Stock is not below the threshold prices as set forth in the Lincoln Park Purchase Agreement. There is no upper limit on the price per share that Lincoln Park must pay for Common Stock under a Regular Purchase or an accelerated purchase.

In connection with its 2017 Annual Meeting of Stockholders held on June 15, 2017, the Company did not receive stockholder approval, as required pursuant to Nasdaq Marketplace Rule 5635(d), to issue shares of Common Stock under the Lincoln Park Purchase Agreement in an amount equal to 20% or more of the Company’s outstanding shares of Common Stock. As such, the Company will not be permitted to draw down the full $15,000,000 in shares of Common Stock under the Lincoln Park Purchase Agreement unless and until the Company receives such stockholder approval.

As of June 30, 2017, the Company has not sold any shares of Common Stock under the Lincoln Park Purchase Agreement.

February 2017 Financing

On February 14, 2017, the Company completed a public underwritten offering of 1,750,000 shares of its common stock and five year warrants to purchase up to an aggregate of 1,312,500 shares of its common stock at an exercise price of $2.00 per share. The Company received $3,500,000 in gross proceeds from the offering, before deducting the associated underwriting discount and estimated offering expenses payable by the Company. Aegis Capital Corp. acted as sole book-running manager for the offering.

Conversions of Warrants

From January 1, 2017 to June 30, 2017, 794,400 of the December warrants issued in connection with the December 2016 Financing, have been exercised into 794,400 shares of common stock. The Company received $1,589,000 in gross proceeds from the exercise.

Other Common Stock Issuances

During the six months ended June 30, 2017, the Company issued:

•
853,503 shares of its common stock to employees, directors, consultants and other professionals for a total value of $1,426,000. The value of the common stock issued was based on the fair value of the stock at the time of issuance.

•
416,667 shares of its common stock valued at $648,000 upon conversion of 5,000,000 shares of Series D Preferred Stock. The value of the common stock issued was based on the fair value of the stock at the time of issuance.

•	104,218 shares of its common stock for amounts previously deferred at a total value of $295,000.

•
24,397 shares of its common stock in satisfaction of interest accrued on the $2 Million Convertible Note. The number of shares of common stock issued was based upon the stated interest rate of the convertible promissory note and was determined by using the fair value of the common stock on the issuance date.

•	71,526 shares of its common stock in satisfaction of related party obligations. The value of the common stock issued was based on the fair value of the stock at the time of issuance.

Warrants and Options

During the three and six months ended June 30, 2017, the Company recorded approximately $438,000 and $603,000, respectively, as stock compensation expense from the amortization of stock options issued in prior periods. During the three and six months ended June 30, 2016, the Company recorded $82,000 and $182,000, respectively, as stock compensation expense from the amortization of stock options issued in prior periods.

On February 16, 2017, the Board of Directors approved a motion to cancel all outstanding stock options as the options were all out of the money in all previous stock option plans, thereby cancelling the 1,844 options that were outstanding on December 31, 2016.

On March 16, 2017, the Board of Directors passed a motion to grant options to certain directors, employees and advisors of the Company and the Company issued 3,555,500 ten (10) year options with an exercise price of $1.55 per share on March 24, 2017. The fair value of the options granted on March 24, 2017 was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate of 1.90%, dividend yield of -0-%, volatility factor of 286.51% and the expected life of options of 6.00 years. As of June 30, 2017, the weighted average remaining contractual life was 9.74 years for options outstanding and -0- years for options exercisable. The intrinsic value of options exercisable at June 30, 2017 and June 30, 2016 was $0.08 per share and $0, respectively. As of June 30, 2017, the remaining expense is approximately $4.7 million over the remaining amortization period which is 2.74 years. The Company estimates forfeiture and volatility using historical information. The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon issues over the equivalent lives of the options. The expected life of the options represents the estimated period of time using the simplified method. The Company has not paid dividends on common shares and no assumption of dividend payment is made in the model. The options vest at one third on March 24, 2018, one third on March 24, 2019 and one third on March 24, 2020.

A summary of the Company’s warrant and option activity is as follows:

	Number of	Weighted
	Warrants	Average
	(in Shares)	Exercise Price
Outstanding January 1, 2017	7,611,904	$5.98
Granted	1,365,000	2.02
Exercised	(794,400)	2.00
Forfeited or Expired	(7)	42,000.00
Outstanding, June 30, 2017	8,182,497	$5.67
Exercisable, June 30, 2017	8,032,497	$5.73

Options

	Number of	Weighted
	Options	Average
	(in Shares)	Exercise Price
Outstanding January 1, 2017	1,844	$1,544.37
Granted	3,555,500	1.55
Exercised	—	—
Cancelled	(1,844)	1,544.37
Outstanding, June 30, 2017	3,555,500	$1.55
Exercisable, June 30, 2017	—	$—

14 — STOCKHOLDERS’ EQUITY

August 2015 Underwritten Offering

On August 19, 2015, the Company closed an underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 21,250 Class A Units, at a price of $120.00 per Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $120.00 per warrant, (ii) 20,417 Class B Units, at a price of $118.80 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant, (iii) 21,250 Series C Warrants, at a price of $1.20 per Series C Warrant, which is deemed to be included in the $120.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $120.00, and (iv) 41,250 Series D Warrants, at a price of $1.20 per Series D Warrant, which is deemed to be included in the $118.80 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $118.80. The Company received approximately $4,975,500 in gross proceeds from the offering, before underwriting discounts and commissions and offering expenses payable by the Company. Roth Capital Partners, LLC acted as sole book-running manager and as underwriter for the offering.

Each Series A Warrant was immediately exercisable at an initial exercise price of $120 per share. The Series A Warrants will expire on the fifth anniversary of the initial date of issuance.

Each Pre-funded Series B Warrant was immediately exercisable at an initial exercise price of $1.20 per share. The Pre-funded Series B Warrants will expire on the fifth anniversary of the initial date of issuance. Pre-funded Series B Warrants that expire unexercised will have no further value and the holder of such warrant will lose the pre-funded amount.

Each Series C Warrant was exercisable for one additional Class A Unit, each of which consists of one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series C Warrants are exercisable immediately at an initial exercise price of $120 per Class A Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series C Warrants will be exercisable at a per Class A Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class A Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the volume weighted average price of our common stock (‘‘VWAP’’) for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series C Warrants expired at the close of business at 5:00 p.m. (New York time) on November 19, 2015, the 65th trading day following the date of issuance.

Each Series D Warrant was exercisable for one additional Class B Unit, each of which consists of one Pre-funded Series B Warrant to purchase one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series D Warrants are exercisable immediately at an initial exercise price of $118.80 per Class B Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series D Warrants will be exercisable at a per Class B Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class B Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the VWAP for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series D Warrants will expired at the close of business at 5:00 p.m.(New York time) on November 19, 2015, the 65th trading day following the date of issuance.

As a result of the net cash settlement provisions included in each of the warrants issued in the offering, the Company recorded an aggregate $3,368,000 as a derivative liability on the date of the offering. The remaining portion of the gross proceeds of $1,607,000 was recorded by the Company to stockholders’ equity on the date of the offering. The Company allocated the aggregate costs associated with the offering of $945,000 on a pro rata basis to the warrants and common shares issued in the offering and as a result, $640,000 of the costs were expensed and $305,000 were recorded as a reduction to additional paid in capital on the date of the offering.

At various dates from the date of the offering through December 31, 2015, all 20,471 of the Series B Warrants were exercised into 20,471 shares of the Company’s common stock. The Company received $17,000 in cash as a result of the exercise and reclassified $1,197,000 of derivative liabilities to stockholders’ equity.

From October 1, 2015 through November 19, 2015, 18,750 Series C Warrants issued in our August 2015 underwritten public offering have been exercised into 18,750 Class A Units, consisting of 18,750 shares of common stock and 9,375 Series A Warrants, at an exercise price of $30.20 per share.

From October 1, 2015 through November 19, 2015, 38,875 Series D Warrants issued in our August 2015 underwritten public offering have been exercised into 38,875 Class B Units, consisting of 38,875 Series B Warrants and 19,438 Series A Warrants, at an exercise price of $30.20 per share. Of such Series B Warrants issued, 38,875 were then exercised into 38,875 shares of common stock as of December 1, 2015.

Settlement with Holders of Series B Warrants

On November 2, 2015, the Company entered into a Settlement Agreement and Mutual Release (the “Agreement”) with certain holders (the “Holders”) of the Company’s Series B Warrants to purchase common stock (the “Original Warrants”), issued in connection with the August 2015 underwritten offering. Upon the consummation of the Agreement, in full and complete satisfaction of all claims that the Holders made or could have made against the Company arising in connection with the Original Warrants, the Company delivered to the Holders new warrants initially exercisable to purchase, in the aggregate, 20,417 shares of the Company’s common stock, par value $0.00001, at an exercise price of $90 per share with an expiration date of November 2, 2018, as set forth in the Agreement.

May 2016 Financing

On May 16, 2016, the Company closed the offering of units in which the Company offered 116,667 Units, at a price of $8.40 per Unit, each of which consists of one share of the Company’s common stock, par value $0.00001 per share, and one warrant to purchase one share of the Company’s common stock at an exercise price of $13.79 per share. The Company received $793,000 in proceeds net of $187,000 of closing costs for a total value of $980,000. Roth Capital Partners acted as sole underwriter for the offering.

July 2016 Financing

On July 20, 2016, the Company completed an underwritten public offering of 730,000 Units, each of which consists of one share of our common stock, par value $0.00001 per share, and 1.25 of a warrant to purchase one share of our common stock at an exercise price of $6.85 per share. On July 15, 2016, the underwriters exercised their over-allotment option to purchase warrants to purchase 136,875 shares of common stock. We received approximately $4.3 million in net proceeds from the offering, including exercise of the over-allotment option, after deducting the underwriting discount and estimated offering expenses payable by us. Roth Capital Partners acted as sole book-running manager for the offering. Aegis Capital Corp. acted as co-lead manager for the offering.

December 2016 Financing

On December 27, 2016, the Company completed an underwritten public offering of 3,800,000 Class A Units (the ‘‘Class A Units’’), consisting of one share of common stock, par value $0.00001 and 1.25 warrants (the ‘‘Warrants’’), each whole warrant to purchase one share of common stock, and 2,400 Class B Units (the ‘‘Class B Units’’) consisting of one share of Series E Convertible Preferred Stock, together with Warrants to purchase 625 shares of Common Stock. The 2,400 shares Series E Convertible Preferred Stock were immediately converted into 1,200,000 shares of common stock after closing. The Company received approximately $8.8 million in net proceeds from the offering after deducting the underwriting discount and estimated offering expenses payable by us. Aegis Capital Corp. acted as sole book-running manager for the offering.

Shares Issued for Services

In 2016, the Company issued a total of 601,089 shares of common stock with a grant date fair value of $2,935,000 to employees, directors, consultants and general counsel in lieu of paying cash for their services.

In 2015, the Company issued a total of 15,544 shares of common stock with a grant date fair value of $1,834,000 to employees, directors, consultants and general counsel in lieu of paying cash for their services.

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.

A summary of the Company’s historical stock option plan activity as of December 31, 2016 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	119	119	(56)	(63)	—
2005	119	119	(8)	(111)	—
2006	262	258	(5)	(250)	3
2007	24	22	—	(4)	18
2009	238	299	(8)	(122)	169
2013	756	411	—	(175)	236
2015	1,971	1,971	—	(553)	1,418
Total	3,489	3,199	(77)	(1,278)	1,844

The weighted average fair value of options granted was $259.20 during the year ended December 31, 2015. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages), however no options were granted during the year ended December 31, 2016:

2015
Exercise price	$306
Volatility	116%
Risk-free interest rate	1.54%
Expected dividend yield	0%
Expected term (years)	6

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method and for non-employee options, the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s Alternative Investment Market to the date of the grant.

A summary of the status of the Company’s stock option plans for the years ended December 31, 2016 and 2015 is as follows:

	Number of Options	Weighted Average
	(in Shares)	Exercise Price
Options Outstanding, January 1, 2016	2,528	$9,588
Granted	—	—
Exercised	—	—
Forfeited or Expired	(684)	2,596
Options outstanding, December 31, 2016	1,844	1,544
Exercisable, December 31, 2016	1,129	$2,339

As of December 31, 2016, the weighted average remaining contractual life was 7.93 years for the options outstanding and 7.62 years for the options exercisable.

Summary information regarding the options outstanding and exercisable at December 31, 2016 is as follows:

	Outstanding			Exercisable
		Weighted
		Average
	Number	Remaining	Weighted	Number	Weighted
	Outstanding	Contractual Life	Average	Exercisable	Average
Range of Exercise Prices	(in shares)	(in years)	Exercise Price	(in shares)	Exercise Price
$0 — 4,622	1,686	8.24	$509	971	$647
4,622 — 9,244	16	3.48	8,190	16	8,190
9,244 — 13,866	85	4.23	9,794	85	9,794
13,866 — 18,488	18	5.69	15,697	18	15,697
18,488 — 23,110	39	5.61	19,099	39	19,099
	1,844			1,129

Under the provisions of ASC 718, the Company recorded approximately $369,000 and $530,000 of stock based compensation expense for the years ended December 31, 2016 and 2015, respectively. Stock based compensation for employees was approximately $323,000 and $269,000 and stock based compensation expense for non-employees was approximately $46,000 and $261,000 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016 and 2015, there was approximately $0.1 million and $0.5 million, respectively, of unrecognized compensation cost related to non-vested options under the plans. The weighted average grant date value of the options forfeited in 2016 was $2,956.

In 2016 and 2015, no options were exercised. The intrinsic value of options exercisable at December 31, 2016 and 2015 was $0 and $0, respectively. The total fair value of shares vested during 2016 and 2015 was approximately $340,000 and $498,000, respectively.

The Company had approximately $0.1 million of unrecognized stock-based compensation expense related to unvested stock options, net of estimated forfeitures, as of December 31, 2016, which we expect to be recognized over the next two years. On February 16, 2017, the Board of Directors approved a motion to cancel all outstanding stock options as the options were all out of the money.

Warrants:

The Company has issued warrants, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance in connection with numerous financing transactions.

A summary of the warrant activity is as follows:

	Number of	Weighted
	Options/Warrants	Average
	(in Shares)	Exercise Price
Warrants Outstanding, January 1, 2016	75,163	$505.20
Granted	7,602,945	2.92
Exercised	(64,466)	96.04
Forfeited or Expired	(7,738)	1,959.00
Warrants Outstanding, December 31, 2016	7,611,904	5.98
Exercisable, December 31, 2016	7,441,071	$6.04

During the year ended December 31, 2016, the Company granted 7,602,945 warrants through various financings, holders exercised 64,466 warrants and 7,738 warrants were cancelled or expired. The weighted average exercise prices of warrants outstanding at December 31, 2016 is $5.98 with a weighted average remaining contractual life of 4.87 years. As of December 31, 2016 and 2015, these outstanding warrants contain no intrinsic value.

During the year ended December 31, 2016, a down round price protection was triggered for the August 2015, February 2016 and July 2016 warrants. These warrants were re-priced from exercise prices ranging from $1.00 to $6.85 per share to exercise prices ranging from $0.84 to $2.00 per share. These warrants are treated as a liability-classified award and remeasured at fair value at December 31, 2016 and shown as liabilities in the accompanying consolidated balance sheets.

Summary information regarding the warrants as of December 31, 2016 is as follows:

		Weighted Average
		Remaining
	Number Outstanding	Contractual Life
Exercise Price	(in shares)	(in years)
$2.00	6,250,000	4.99
$2.00*	1,049,376	4.55
$2.50	150,000	2.97
$8.40	20,833	4.82
$13.79	116,666	4.38
$90.00	20,417	1.84
$420.00	59	1.25
$1,380.00	1,209	3.10
$2,400.00	353	3.15
$2,625.00	143	1.88
$8,244.00	2,723	1.66
$10,500.00	118	1.04
$42,000.00	7	0.20
Outstanding, December 31, 2016	7,611,904

*	Represents group of warrants repriced from $6.85 to $2.00